Schedule of Investments – April 30, 2026 (unaudited)

Viking Tax-Free Fund for North Dakota

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (91.6%)^

Education (9.4%)
STATE BOARD OF HIGHER EDUCATION OF THE STATE OF NORTH DAKOTA 4.000% 04/01/2035 CALLABLE @ 100.000 04/01/2026	530,000	$516,029
STATE BOARD OF HIGHER EDUCATION OF THE STATE OF NORTH DAKOTA 5.000% 05/01/2049 CALLABLE @ 100.000 05/01/2033	750,000	765,983
UND ALUMNI ASSOCIATION & FOUNDATION 5.000% 05/01/2049 CALLABLE @ 100.000 05/01/2034	500,000	513,260
		1,795,272
General Obligation (33.6%)
FAIRMONT PUBLIC SCHOOL DISTRICT NO 18 4.250% 08/01/2043 CALLABLE @ 100.000 08/01/2031	260,000	262,512
CITY OF FARGO ND 5.000% 05/01/2045 CALLABLE @ 100.000 05/01/2033	500,000	529,010
FARGO PARK DISTRICT 5.000% 05/01/2036 CALLABLE @ 100.000 05/01/2031	750,000	815,558
CITY OF GRAND FORKS ND 5.000% 12/01/2036 CALLABLE @ 100.000 12/01/2033	750,000	839,055
CITY OF HORACE ND 5.000% 05/01/2039 CALLABLE @ 100.000 05/01/2033	650,000	680,452
CITY OF HORACE ND 4.750% 05/01/2044 CALLABLE @ 100.000 05/01/2033	500,000	508,025
KILLDEER PUBLIC SCHOOL DISTRICT NO 16 5.000% 08/01/2027	250,000	257,215
CITY OF MAYVILLE ND 5.000% 05/01/2044 CALLABLE @ 100.000 05/01/2031	500,000	505,720
VALLEY CITY PARK DISTRICT 4.800% 01/01/2035 CALLABLE @ 100.000 01/01/2030	145,000	150,384
VALLEY CITY PARK DISTRICT 5.400% 01/01/2043 CALLABLE @ 100.000 01/01/2030	200,000	207,610
WAHPETON PUBLIC SCHOOL DISTRICT NO 37 4.000% 08/01/2040 CALLABLE @ 100.000 08/01/2031	250,000	253,745
WAHPETON PUBLIC SCHOOL DISTRICT NO 37 4.000% 08/01/2043 CALLABLE @ 100.000 08/01/2031	285,000	287,098
CITY OF WEST FARGO ND 4.000% 05/01/2047 CALLABLE @ 100.000 05/01/2034	880,000	812,706
WEST FARGO PUBLIC SCHOOL DISTRICT NO 6 5.000% 08/01/2026	300,000	301,632
		6,410,722
Health Care (10.5%)
COUNTY OF CASS ND 4.250% 02/15/2043 CALLABLE @ 100.000 02/15/2028	1,290,000	1,271,772
CITY OF GRAND FORKS ND 5.000% 12/01/2037 CALLABLE @ 100.000 12/01/2027	130,000	131,669
CITY OF GRAND FORKS ND 4.750% 12/01/2027 CALLABLE @ 100.000 12/01/2026	350,000	349,517
CITY OF GRAND FORKS ND 5.000% 12/01/2036 CALLABLE @ 100.000 12/01/2026	255,000	255,232
		2,008,190
Housing (13.3%)
NORTH DAKOTA HOUSING FINANCE AGENCY 4.650% 07/01/2038 CALLABLE @ 100.000 01/01/2033	1,000,000	1,035,470
NORTH DAKOTA HOUSING FINANCE AGENCY 4.550% 07/01/2044 CALLABLE @ 100.000 07/01/2033	500,000	504,940
NORTH DAKOTA HOUSING FINANCE AGENCY 4.650% 07/01/2044 CALLABLE @ 100.000 07/01/2033	1,000,000	1,008,010
		2,548,420
Other Revenue (9.1%)
CITY OF FARGO ND 4.000% 12/01/2044 CALLABLE @ 100.000 12/01/2034	300,000	292,446
MANDAN PARK DISTRICT 4.625% 05/01/2040 CALLABLE @ 100.000 05/01/2030	280,000	282,593
MANDAN PARK DISTRICT 4.750% 05/01/2043 CALLABLE @ 100.000 05/01/2030	165,000	166,673
NORTH DAKOTA PUBLIC FINANCE AUTHORITY 5.000% 06/01/2031	240,000	238,111
WILLISTON PARKS & RECREATION DISTRICT 4.500% 12/01/2045 CALLABLE @ 100.000 12/01/2034	750,000	757,635
		1,737,458
Utilities (15.7%)
CASS RURAL WATER USERS DISTRICT 4.150% 05/01/2039 CALLABLE @ 100.000 05/01/2031	500,000	485,300
CASS RURAL WATER USERS DISTRICT 4.400% 05/01/2038 CALLABLE @ 100.000 05/01/2031	150,000	152,082
CASS RURAL WATER USERS DISTRICT 4.625% 05/01/2040 CALLABLE @ 100.000 05/01/2031	835,000	849,721
CASS RURAL WATER USERS DISTRICT 4.170% 05/01/2035 CALLABLE @ 100.000 05/01/2030	815,000	828,513
CASS RURAL WATER USERS DISTRICT 4.375% 05/01/2038 CALLABLE @ 100.000 05/01/2030	365,000	370,011
NORTH DAKOTA PUBLIC FINANCE AUTHORITY 5.000% 10/01/2043 CALLABLE @ 100.000 10/01/2034	280,000	306,872
		2,992,499

TOTAL MUNICIPAL BONDS (COST: $17,325,132)		$17,492,561
OTHER ASSETS LESS LIABILITIES (8.4%)		$1,606,311
NET ASSETS (100.0%)		$19,098,872

^All portfolio securities are issued securities from the state of North Dakota.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2026, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for North Dakota
Investments at cost	$17,325,132
Unrealized appreciation	$294,104
Unrealized depreciation	(126,675)
Net unrealized appreciation/(depreciation)*	$167,429

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Viking Tax-Free Fund for North Dakota
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$17,492,561	$-	$17,492,561
Total	$-	$17,492,561	$-	$17,492,561